EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (NYSE Arca Ticker: AMOM)

(the “Fund”)

Supplement dated September 23, 2026, to the Fund’s currently effective

Summary Prospectus, Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with those documents.

Effective immediately, all references to the Fund’s website are updated to www.defianceetfs.com/amom.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.